Property and Equipment	12 Months Ended
Dec. 31, 2024
Property and Equipment [Abstract]
PROPERTY AND EQUIPMENT

NOTE 8 – PROPERTY AND EQUIPMENT

Property and equipment as of December 31, 2024 and 2023 are summarized as follows:

	December 31,	December 31,
	2024	2023
Furniture	€65,118	€56,232
Laboratory Photovoltaic Installation	232,806	116,912
Tools and Machinery	7,838	6,026
Computer	14,915	14,915
	320,677	194,085
Accumulated depreciation	(46,815)	(35,001)
	€273,862	€159,084

During the years ended December 31, 2024 and 2023, the Company acquired property and equipment of €126,592 and €28,025, respectively. During the years ended December 31, 2024, 2023 and 2022, the Company recorded depreciation expense of €11,814, €19,424 and €5,069, respectively.